Property, Plant and Equipment - Summary of Property, Plant and Equipment (Details) - USD ($) $ in Thousands	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Property, Plant and Equipment [Line Items]
Total	$ 134,735	$ 122,137	$ 103,609
Less: accumulated depreciation and amortization	(57,780)	(49,963)	(40,088)
Total	76,955	72,174	63,521
Land
Property, Plant and Equipment [Line Items]
Total	15,414	12,312	12,312
Buildings and Improvements
Property, Plant and Equipment [Line Items]
Total	35,592	29,763	24,252
Machinery, Equipment, Furniture and Fixtures
Property, Plant and Equipment [Line Items]
Total	$ 83,729	$ 80,062	$ 67,045